Note 13 - Warrants (Detail) - Warrant Transactions	Nov. 30, 2012	Nov. 30, 2011	Jan. 31, 2011	Nov. 30, 2010
Outstanding, beginning of year	7,286,000	8,979,275		357,237
Issued during the year		9,696,000	96,000
Exercised during the year	(1,450,000)	(960,000)
Expired during the year	(243,275)	(113,962)
Outstanding, end of year	7,286,000	8,979,275		357,237